Staff cost - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Profit or loss [abstract]
Wages and salaries	¥ 1,809,051	$ 261,318	¥ 1,355,281	¥ 1,217,414
Contribution to defined contribution plans	340,958	49,251	317,790	354,014
Cost of share-based payment	27,487	3,971	7,829	0
Staff severance cost	2,828	409	3,411	35,547
Other employee benefits	101,088	14,602	86,314	78,269
Staff costs	¥ 2,281,412	$ 329,551	¥ 1,770,625	¥ 1,685,244